EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the forms of prospectuses and statement of additional information dated September 5, 2000 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 67 ("Amendment No. 67") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 67 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-00-000443) on August 31, 2000.

              Eaton Vance Floating-Rate High Income Fund



                                                 EATON VANCE  MUTUAL FUNDS TRUST


                                                      By:  /S/ ERIC G. WOODBURY
                                                           --------------------
                                                          Eric G. Woodbury, Esq.
                                                          Assistant Secretary


Dated:  September 6, 2000